1. ORGANIZATION AND BUSINESS OPERATIONS (Details) (USD $)	12 Months Ended		46 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Disclosure Text Block [Abstract]
Revenues	$ 0	$ 0	$ 164,975